Prospectus

Aug. 14, 2000

American Express Retirement Advisor Variable Annuity

Individual Flexible Premium Deferred Combination Fixed/Variable Annuity

IDS Life of New York Variable Annuity Account

Issued by:        IDS Life Insurance Company of New York (IDS Life of New York)
                  20 Madison Avenue Extention
                  Albany, NY  12203
                  Telephone: 800-541-2251

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:

o        American Express(R)Variable Portfolio Funds               o        Lazard Retirement Series, Inc.
o        AIM Variable Insurance Funds, Inc.                        o        MFS(R)Variable Insurance TrustSM
o        American Century Variable Portfolios, Inc.                o        Putnam Variable Trust - Class IB Shares
o        Calvert Variable Series, Inc.                             o        Royce Capital Fund
o        Fidelity Variable Insurance Products Funds - Service      o        Third Avenue Variable Series Trust
         Class
o        Franklin Templeton Variable Insurance Products Trust      o        Wanger Advisors Trust
         (FTVIPT) - Class 2                                        o        Warburg Pincus Trust
o        Goldman Sachs Variable Insurance Trust (VIT)
o        Janus Aspen Series: Service Shares

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum surrender charge under certain circumstances.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

Table of Contents

Key Terms................................................................p3
The Contract in Brief ...................................................p5
Expense Summary..........................................................p7
Condensed Financial Information (Unaudited)..............................p15
Financial Statements.....................................................p15
Performance Information..................................................p16
The Variable Account and the Funds.......................................p17
The Fixed Account........................................................p23
Buying Your Contract.....................................................p23
Charges..................................................................p26
Valuing Your Investment..................................................p30
Making the Most of Your Contract.........................................p32
Surrenders...............................................................p35
TSA -- Special Surrender Provisions......................................p36
Changing Ownership.......................................................p36
Benefits in Case of Death................................................p37
The Annuity Payout Period................................................p39
Taxes....................................................................p41
Voting Rights............................................................p44
Substitution of Investments..............................................p45
About the Service Providers..............................................p46
Year 2000................................................................p47
Table of Contents of the Statement of Additional Information.............p48

Key Terms

These terms can help you understand details about your contract.

Accumulation unit -- A measure of the value of each subaccount before annuity payouts begin.

Annuitant -- The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts -- An amount paid at regular intervals under one of several plans.

Beneficiary -- The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract -- A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value -- The total value of your contract before we deduct any applicable charges.

Contract year -- A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account -- An account to which you may allocate purchase payments. Amounts
you  allocate  to  this   account  earn   interest  at  rates  that  we  declare
periodically.

Funds -- Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your) -- The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits - An addition we make to your contract value.

Qualified annuity -- A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o    Roth IRAs under Section 408A of the Code

o    SIMPLE IRAs under Section 408(p) of the Code

o    Simplified  Employee  Pension (SEP) plans under  Section  408(k) of the
     Code

o    Plans under  Section  401(k) of the Code

o Custodial and trusteed pension and profit sharing plans under Section 401(a) of the Code

o    Tax-Sheltered  Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Settlement date -- The date when annuity payouts are scheduled to begin.

Surrender value -- The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account -- Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value. As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity.

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. However, the contract has features other than tax deferral that may make it an appropriate investment for your retirement plan. You should compare these features and their costs with other investment options before deciding to purchase this contract.

Free look period: You may return your contract to your sales representative or to our office within 10 days after it is delivered to you and receive a full refund of all your purchase payments. We will not deduct any other charges.

Accounts: Currently, you may allocate your purchase payments among any or all of:

o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 17)

o the fixed account, which earns interest at a rate that we adjust periodically. (p. 23)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 23)

o Minimum initial purchase payment - $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.

o    Minimum additional purchase payment - $50.

o Minimum installment purchase payment - $50 monthly; $23.08 biweekly (scheduled payment plan billing).

o Maximum first-year purchase payments - $100,000 to $1,000,000 depending on your age.

o Maximum purchase payment for each subsequent year - $50,000 to $100,000 depending upon your age.

Transfers: Subject to certain restrictions you currently may redistribute your money among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 32)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 35)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 36)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 37)

Annuity Payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 39)

Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 41)

Charges:

We assess certain charges in connection with your contract:

o    $30 annual contract administrative charge;

o for nonqualified annuities a 0.95% mortality and expense risk fee (if you allocate money to one or more subaccounts);

o for qualified annuities a 0.75% mortality and expense risk fee (if you allocate money to one or more subaccounts);

o    surrender charge; and

o    the operating expenses of the funds in which the subaccounts invest.

Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the fund prospectuses for more information on the operating expenses for each fund.

Contract owner expenses:

Surrender charge: contingent deferred sales charge as a percentage of purchase payment surrendered.

                        Surrender charge schedule

Years from purchase payment receipt       Surrender charge percentage
                   1                                  7%
                   2                                  7
                   3                                  7
                   4                                  6
                   5                                  5
                   6                                  4
                   7                                  2
               Thereafter                             0

Surrender  charge under Annuity Payout Plan E --Payouts for a specified  period:
The amount equal to the difference in the present value of remaining payments using the assumed investment rate and such present value using the assumed investment rate plus 1.22% for qualified annuities and 1.42% for nonqualified annuities. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

Annual contract administrative charge            $30*

*We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

Annual subaccount expenses (as a percentage of average subaccount value):

Mortality and expense risk fee          0.95% for nonqualified annuities

                                        0.75% for qualified annuities

Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                              Management                   Other
                                                 Fees      12b-1 fees     Expenses       Total
AXPSM Variable Portfolio
   Blue Chip Advantage Fund                      .56%          .13           .26          .95%1
   Bond Fund                                     .60%          .13           .08          .81%2
   Capital Resource Fund                         .60%          .13           .06          .79%2
   Cash Management Fund                          .51%          .13           .05          .69%2
   Diversified Equity Income Fund                .56%          .13           .26          .95%1

   Emerging Markets Fund                        1.27%          .13           .35         1.75%1

   Extra Income Fund                             .62%          .13           .08          .83%2
   Federal Income Fund                           .61%          .13           .14          .88%1
   Global Bond Fund                              .84%          .13           .12         1.09%2
   Growth Fund                                   .63%          .13           .19          .95%1
   International Fund                            .83%          .13           .11         1.07%2
   Managed Fund                                  .59%          .13           .04          .76%2


   New Dimensions Fund(R)                                       .61%          .13           .07          .81%2
   S&P 500 Index Fund                                           .37%          .13           --           .50%1
   Small Cap Advantage Fund                                     .79%          .13           .31         1.23%1
   Strategy Aggressive Fund                                     .60%          .13           .07          .80%2
AIM V.I.
   Capital Appreciation Fund                                    .62%          --            .11          .73%3
   Capital Development Fund                                      --           --           1.23         1.23%3,4
American Century VP
   International                                               1.34%          --            --          1.34%5
   Value                                                       1.00%          --            --          1.00%5
Calvert CVS
   Social Balanced Portfolio                                    .70%          --            .16          .86%6
Fidelity VIP
   III Growth & Income Portfolio (Service Class)                .48%          .10           .12          .70%7
   III Mid Cap Portfolio (Service Class)                        .57%          .10           .40         1.07%8
   Overseas Portfolio (Service Class)                           .73%          .10           .18         1.01%7
FTVIPT
   Franklin Real Estate Fund-Class 2                            .56%          .25           .02          .83%10
   Franklin Value Securities Fund-Class 2                       .60%          .25           .21         1.06%9
   Templeton International Smaller Companies Fund-Class 2       .85%          .25           .26         1.36%9
Goldman Sachs VIT
   CORESM Small Cap Equity Fund                                 .75%          --            .25         1.00%11
   CORESM U.S. Equity Fund                                      .70%          --            .20          .90%11
   Mid Cap Value Fund                                           .80%          --            .25         1.05%11
Janus Aspen Series
   Aggressive Growth Portfolio:  Service Shares                 .65%          .25           .02          .92%12
   Global Technology Portfolio:  Service Shares                 .65%          .25           .13         1.03%12
   International Growth Portfolio:  Service Shares              .65%          .25           .11         1.01%12
Lazard Retirement Series
   International Equity Portfolio                               .75%          .25           .25         1.25%13
MFS(R) VIT
   Growth Series-Service Class                                  .75%          .20           .16         1.11%14,15,16
   New Discovery Series-Service Class                           .90%          .20           .17         1.27%14,15,16
Putnam Variable Trust
   Putnam VI International New Opportunities Fund-Class        1.08%          .15           .33         1.56%3
   IB Shares
   Putnam VT Vista Fund-Class IB Shares                         .65%          .15           .10          .90%3
Royce
   Micro-Cap Portfolio                                         1.25%          --            .10         1.35%17
Third Avenue
   Value Portfolio                                              .90%          --            .40         1.30%18
Wanger
   International Small Cap                                     1.25%          --            .24         1.49%19
   U.S. Small Cap                                               .95%          --            .07         1.02%19
Warburg Pincus Trust-
   Emerging Growth Portfolio                                     --           --           1.40         1.40%20

1 Based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be: 0.39% and 1.08% for AXP Variable Portfolio - Blue Chip Advantage and AXP Variable Portfolio - Diversified Equity Income Funds, 0.26% and 1.00% for AXP Variable Portfolio - Federal Income Fund, 0.32% and 1.08% for AXP Variable Portfolio - Growth Fund and 0.43% and 1.35% for AXP Variable Portfolio - Small Cap Advantage Fund.

2 The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 1999 restated to include a Rule 12b-1 distribution fee of 0.125% that went into effect Sept. 21, 1999.

3 Figures in "Management Fees", "12b-1 Fees", "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 1999.

4 Had there been no fee waiver or expenses reimbursements, expenses would have been: 0.75%, 0.00%, 2.67% and 3.42%.

5 The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

6 The Portfolio has an offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's univested cash balances. These credits are used to reduce the Portfolio's expenses.

7 A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable funds' expenses. With these reductions, "Other Expenses", and "Total" presented in the table would have been 0.11% and 0.69% for Growth & Income Portfolio and 0.15% and 0.98% for Overseas Portfolio.

8 FMR agreed to reimburse a portion of Mid Cap Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management fee, distribution & service fee (12b-1), other expenses and total expenses would have been .57%, .10%, 2.74% and 3.41% respectively.

9 The fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

10 Previously Franklin Real Estate Securities Fund. The fund administration fee is paid indirectly through the management fee. The fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

11 The fund's expenses are based on estimated expenses for the fiscal year ended Dec. 31, 2000. Goldman Sachs Asset Management and Goldman Sachs Asset Management International, the investment advisers, have voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the above table (as calculated per annum) of each fund's respective average daily net assets. Without the limitations described above, "Other Expenses" and "Total" would be as follows: 0.75% and 1.50% for CORE Small Cap Equity Fund, 0.42% and 1.22% for Mid Cap Value Fund (formerly the Mid Cap Equity Fund) and 0.20% and 0.90% for CORESM U.S. Equity Fund. CORESM is a service mark of Goldman, Sachs & Co.

12 Expenses are based on the estimated expenses that the new Service Shares class of each portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

13 Effective May 1, 1999, the investment adviser agreed to waive its fees and/or reimburse the Fund through Dec. 31, 2000 to the extent that Fund expenses exceed 1.25% of the Fund's average daily net assets. Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 1999 would have been 11.94% and 12.94% for International Equity.

14 Each Series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

15 Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.10% for Growth Series and 1.25% for New Discovery Series.

16 MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.71% and 1.66% for Growth Series and 1.59% and 2.69% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series.

17 Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 1999 and 1.99% through Dec. 31, 2008. Absent fee waivers "Other Expenses" and "Total Expenses" would be 0.99% and 2.24% for Royce Micro-Cap Portfolio.

18 These expenses reflect reimbursements by the Adviser. The Adviser reimbursed the Fund for all expenses incurred by the Fund in excess of 1.30% of Fund assets. The fund will repay the Adviser the amount of its reimbursement for up to three years following the reimbursement to the extent Fund expenses drop below 1.30%. The Adviser expects to continue to reimburse the Fund for these expenses for the foreseeable future. Either the Fund or the Adviser can terminate this arrangement at any time. Without this reimbursement, the Fund's "Other Expenses" and "Total" would have been 2.05% and 2.95%. Other expenses are based on estimated amounts for the current fiscal year.

19   Actual operating expenses of funds at Dec. 31, 1999.

20 Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The total expense ratio before the waivers and reimbursements would have been 11.16% for Emerging Growth Portfolio of the Warburg Pincus Trust.

Examples:*

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a 0.95% mortality and expense risk fee assuming a 5% annual return and......


                                                       full surrender at the end    no surrender or selection
                                                          of each time period       of an annuity payout plan
                                                                                     at the end of each time
                                                                                              period

                                                              1 year      3 years       1 year         3 years
AXPSM Variable Portfolio
   Blue Chip Advantage Fund                                   $90.06      $132.00       $20.06         $62.00
   Bond Fund                                                   88.62       127.64        18.62          57.64
   Capital Resource Fund                                       88.42       127.02        18.42          57.02
   Cash Management Fund                                        87.39       123.90        17.39          53.90
   Diversified Equity Income Fund                              90.06       132.00        20.06          62.00
   Emerging Markets Fund                                       98.26       156.63        28.26          86.63
   Extra Income Fund                                           88.83       128.27        18.83          58.27
   Federal Income Fund                                         89.34       129.82        19.34          59.82
   Global Bond Fund                                            91.49       136.34        21.49          66.34
   Growth Fund                                                 90.06       132.00        20.06          62.00
   International Fund                                          91.29       135.72        21.29          65.72
   Managed Fund                                                88.11       126.09        18.11          56.09
   New Dimensions Fund(R)                                      88.62       127.64        18.62          57.64
   S&P 500 Index Fund                                          85.45       117.96        15.45          47.96
   Small Cap Advantage Fund                                    92.93       140.67        22.93          70.67
   Strategy Aggressive Fund                                    88.52       127.33        18.52          57.33
AIM V.I.
   Capital Appreciation Fund                                   87.80       125.15        17.80          55.15
   Capital Development Fund                                    92.93       140.67        22.93          70.67
American Century VP
   International                                               94.06       144.06        24.06          74.06
   Value                                                       90.57       133.55        20.57          63.55
Calvert CVS
   Social Balanced Portfolio                                   89.14       129.20        19.14          59.20
Fidelity VIP
   III Growth & Income Portfolio (Service Class)               87.50       124.21        17.50          54.21
   III Mid Cap Portfolio (Service Class)                       91.29       135.72        21.29          65.72
   Overseas Portfolio (Service Class)                          90.67       133.86        20.67          63.86
FTVIPT
   Franklin Real Estate Fund-Class 2                           88.83       128.27        18.83          58.27
   Franklin Value Securities Fund-Class 2                      91.19       135.41        21.19          65.41
   Templeton International Smaller Companies Fund-Class 2      94.26       144.67        24.26          74.67
Goldman Sachs VIT
   CORE Small Cap Equity Fund                                  90.57       133.55        20.57          63.55
   CORE U.S. Equity Fund                                       89.55       130.44        19.55          60.44
   Mid Cap Value Fund                                          91.08       135.10        21.08          65.10


Janus Aspen Series
   Aggressive Growth Portfolio:  Service Shares               $89.75      $131.07       $19.75         $61.07
   Global Technology Portfolio:  Service Shares                90.88       134.48        20.88          64.48
   International Growth Portfolio:  Service Shares             90.67       133.86        20.67          63.86
Lazard Retirement Series
   International Equity Portfolio                              93.13       141.28        23.13          71.28
MFS(R) VIT
   Growth Series-Service Class                                 91.70       136.96        21.70          66.96
   New Discovery Series-Service Class                          93.34       141.90        23.34          71.90
Putnam Variable Trust
   Putnam VI International New Opportunities Fund-Class        96.31       150.82        26.31          80.82
   IB Shares
   Putnam VT Vista Fund-Class IB Shares                        89.55       130.44        19.55          60.44
Royce
   Micro-Cap Portfolio                                         94.16       144.37        24.16          74.37
Third Avenue
   Value Portfolio                                             93.65       142.83        23.65          72.83
Wanger
   International Small Cap                                     95.59       148.67        25.59          78.67
   U.S. Small Cap                                              90.78       134.17        20.78          64.17
Warburg Pincus Trust-
   Emerging Growth Portfolio                                   94.67       145.91        24.67          75.91


You would pay the following expenses on a $1,000 investment in a qualified annuity with a 0.75% mortality and expense risk fee assuming a 5% annual return and......


                                                       full surrender at the end    no surrender or selection
                                                          of each time period       of an annuity payout plan
                                                                                     at the end of each time
                                                                                              period

                                                              1 year      3 years       1 year         3 years
AXPSM Variable Portfolio
   Blue Chip Advantage Fund                                   $88.01      $125.77       $18.01         $55.77
   Bond Fund                                                   86.57       121.40        16.57          51.40
   Capital Resource Fund                                       86.37       120.78        16.37          50.78
   Cash Management Fund                                        85.34       117.65        15.34          47.65
   Diversified Equity Income Fund                              88.01       125.77        18.01          55.77
   Emerging Markets Fund                                       96.21       150.51        26.21          80.51
   Extra Income Fund                                           86.78       122.03        16.78          52.03
   Federal Income Fund                                         87.29       123.59        17.29          53.59
   Global Bond Fund                                            89.44       130.13        19.44          60.13
   Growth Fund                                                 88.01       125.77        18.01          55.77
   International Fund                                          89.24       129.51        19.24          59.51
   Managed Fund                                                86.06       119.84        16.06          49.84
   New Dimensions Fund(R)                                      86.57       121.40        16.57          51.40
   S&P 500 Index Fund                                          83.40       111.68        13.40          41.68
   Small Cap Advantage Fund                                    90.88       134.48        20.88          64.48
   Strategy Aggressive Fund                                    86.47       121.09        16.47          51.09
AIM V.I.
   Capital Appreciation Fund                                   85.75       118.90        15.75          48.90
   Capital Development Fund                                    90.88       134.48        20.88          64.48
American Century VP
   International                                               92.01       137.89        22.01          67.89
   Value                                                       88.52       127.33        18.52          57.33


Calvert CVS
   Social Balanced Portfolio                                  $87.09      $122.97       $17.09         $52.97

Fidelity VIP
   III Growth & Income Portfolio (Service Class)               85.45       117.96        15.45          47.96
   III Mid Cap Portfolio (Service Class)                       89.24       129.51        19.24          59.51
   Overseas Portfolio (Service Class)                          88.62       127.64        18.62          57.64
FTVIPT
   Franklin Real Estate Fund-Class 2                           86.78       122.03        16.78          52.03
   Franklin Value Securities Fund-Class 2                      89.14       129.20        19.14          59.20
   Templeton International Smaller Companies Fund-Class 2      92.21       138.50        22.21          68.50
Goldman Sachs VIT
   CORE Small Cap Equity Fund                                  88.52       127.33        18.52          57.33
   CORE U.S. Equity Fund                                       87.50       124.21        17.50          54.21
   Mid Cap Value Fund                                          89.03       128.89        19.03          58.89

Janus Aspen Series
   Aggressive Growth Portfolio:  Service Shares                87.70       124.84        17.70          54.84
   Global Technology Portfolio:  Service Shares                88.83       128.27        18.83          58.27
   International Growth Portfolio:  Service Shares             88.62       127.64        18.62          57.64

Lazard Retirement Series
   International Equity Portfolio                              91.08       135.10        21.08          65.10

MFS(R) VIT
   Growth Series-Service Class                                 89.65       130.75        19.65          60.75
   New Discovery Series-Service Class                          91.29       135.72        21.29          65.72

Putnam Variable Trust
   Putnam VI International New Opportunities Fund-Class        94.26       144.67        24.26          74.67
   IB Shares
   Putnam VT Vista Fund-Class IB Shares                        87.50       124.21        17.50          54.21
Royce
   Micro-Cap Portfolio                                         92.11       138.19        22.11          68.19
Third Avenue
   Value Portfolio                                             91.60       136.65        21.60          66.65
Wanger
   International Small Cap                                     93.54       142.52        23.54          72.52
   U.S. Small Cap                                              88.73       127.96        18.73          57.96
Warburg Pincus Trust-
   Emerging Growth Portfolio                                   92.62       139.74        22.62          69.74


* In these examples, the $30 contract administrative charge is approximated as a 0.057% charge based on our estimated average contract size. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.

Condensed Financial Information (Unaudited)

We have not provided any condensed financial information for the subaccounts because they are new and do not have any history.

Financial Statements

You can find our audited financial statements in the SAI. The SAI does not include the audited financial statements of the subaccounts because they are new and do not have any assets.

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. Currently, we do not provide any performance information for the subaccounts because they are new and have not had any activity to date. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

o        contract administrative charge,

o        mortality and expense risk fee, and

o surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us.

The Variable Account and the Funds

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

                                                                                              Investment Advisor or
Subaccount       Investing In                Investment Objectives and Policies:              Manager

      BC7        AXPSM Variable Portfolio -  Objective: long-term total return exceeding      IDS Life, investment
      BC8        Blue Chip Advantage Fund    that of the U.S. stock market. Invests           manager; American
                                             primarily in common stocks of companies          Express Financial
                                             included in the unmanaged S&P 500 Index.         Corporation (AEFC)
                                                                                              investment advisor.


      BD7        AXPSM Variable Portfolio -  Objective: high level of current income while    IDS Life, investment
      BD8        Bond Fund                   conserving the value of the investment for the   manager; AEFC
                                             longest time period. Invests primarily in bonds  investment advisor.
                                             and other debt obligations.

      CR7        AXPSM Variable Portfolio -  Objective: capital appreciation. Invests         IDS Life, investment
      CR8        Capital Resource Fund       primarily in U.S. common stocks and other        manager; AEFC
                                             securities convertible into common stocks.       investment advisor.

      CM7        AXPSM Variable Portfolio -  Objective: maximum current income consistent     IDS Life, investment
      CM8        Cash Management Fund        with liquidity and conservation of capital.      manager; AEFC
                                             Invests in money market securities.              investment advisor.

      DE7        AXPSM Variable Portfolio -  Objective: high level of current income and, as  IDS Life, investment
      DE8        Diversified Equity Income   a secondary goal, steady growth of capital.      manager; AEFC
                 Fund                        Invests primarily in dividend-paying common and  investment advisor.
                                             preferred stocks.

      EM7        AXPSM Variable Portfolio -  Objective: long-term capital growth. Invests     IDS Life, investment
      EM8        Emerging Markets Fund       primarily in equity securities of companies in   manager; AEFC
                                             emerging markets.                                investment advisor;
                                                                                              American Express Asset
                                                                                              Management
                                                                                              International, Inc., a
                                                                                              wholly-owned subsidiary
                                                                                              of AEFC, is the
                                                                                              sub-investment advisor.

      EI7        AXPSM Variable Portfolio -  Objective: high current income, with capital     IDS Life, investment
      EI8        Extra Income Fund           growth as a secondary objective. Invests         manager; AEFC
                                             primarily in high-yielding, high-risk corporate  investment advisor.
                                             bonds issued by U.S. and foreign companies and
                                             governments.

      FI7        AXPSM Variable Portfolio -  Objective: high level of current income and      IDS Life, investment
      FI8        Federal Income Fund         safety of principal consistent with an           manager; AEFC
                                             investment in U.S. government and government     investment advisor.
                                             agency securities. Invests primarily in debt
                                             obligations issued or guaranteed as to
                                             principal and interest by the U.S. government,
                                             its agencies or instrumentalities.

      GB7        AXPSM Variable Portfolio -  Objective: high total return through income and  IDS Life, investment
      GB8        Global Bond Fund            growth of capital. Non-diversified mutual fund   manager; AEFC
                                             that invests primarily in debt obligations of    investment advisor.
                                             U.S. and foreign issuers.


     GR7       AXPSM Variable Portfolio -   Objective: long-term capital growth. Invests        IDS Life, investment
     GR8       Growth Fund                  primarily in common stocks and securities           manager; AEFC
                                            convertible into common stocks that appear to       investment advisor.
                                            offer growth opportunities.

     IE7       AXPSM Variable Portfolio -   Objective: capital appreciation. Invests primarily  IDS Life, investment
     IE8       International Fund           in common stock or convertible securities of        manager; AEFC
                                            foreign issuers that offer growth potential.        investment advisor.
                                                                                                American Express
                                                                                                Asset Management
                                                                                                International, Inc.,
                                                                                                a wholly-owned
                                                                                                subsidiary of AEFC,
                                                                                                is the
                                                                                                sub-investment
                                                                                                advisor.

     MF7       AXPSM Variable Portfolio -   Objective: maximum total investment return through  IDS Life, investment
     MF8       Managed Fund                 a combination of capital growth and current         manager; AEFC
                                            income. Invests primarily in stocks, convertible    investment advisor.
                                            securities, bonds and other debt securities.

     ND7       AXPSM Variable Portfolio -   Objective: long-term growth of capital. Invests     IDS Life, investment
     ND8       New Dimensions Fund(R)         primarily in common stocks of U.S. and foreign      manager; AEFC
                                            companies showing potential for significant growth. investment advisor.

     IV7       AXPSM Variable Portfolio -   Objective: long-term capital appreciation. Invests  IDS Life, investment
     IV8       S&P 500 Index Fund           primarily in securities that are expected to        manager; AEFC
                                            provide investment results that correspond to the   investment advisor.
                                            performance of the S&P 500 Index.

     SC7       AXPSM Variable Portfolio -   Objective: long-term capital growth. Invests        IDS Life, investment
     SC8       Small Cap Advantage Fund     primarily in equity stocks of small companies that  manager; AEFC
                                            are often included in the S&P SmallCap 600 Index    investment advisor.
                                            or the Russell 2000 Index.

     SA7       AXPSM Variable Portfolio -   Objective: capital appreciation. Invests primarily  IDS Life, investment
     SA8       Strategy Aggressive Fund     in common stocks of small-and medium-size           manager; AEFC
                                            companies.                                          investment advisor.

     7CA       AIM V.I. Capital             Objective: growth of capital.  Invests primarily    A I M Advisors, Inc.
     8CA       Appreciation Fund            in common stocks, with emphasis on medium- or
                          small-sized growth companies.

     7CD       AIM V.I. Capital             Objective: long term growth of capital.  Invests    A I M Advisors, Inc.
     8CD       Development Fund             primarily in securities (including common stocks,
                                            convertible securities and bonds) of small- and
                                            medium-sized companies.

     7IF       American Century VP          Objective: long term capital growth. Invests        American Century
     8IF       International                primarily in stocks of growing foreign companies.   Investment
                                                                                                Management, Inc.


     7VA       American Century VP Value    Objective: long-term capital growth, with income    American Century
     8VA                                    as a secondary objective. Invests primarily in      Investment
                                            securities that management believes to be           Management, Inc.
                                            undervalued at the time of purchase.

     7SR       Calvert Variable Series,     Objective: income and capital growth.  Invests      Calvert Asset
     8SR       Inc. Social Balanced         primarily in stocks, bonds and money market         Management Company,
               Portfolio                    instruments which offer income and capital growth   Inc. (CAMCO),
                                            opportunity and which satisfy the investment and    investment advisor.
                                            social criteria.                                    NCM Capital
                                                                                                Management Group,
                                                                                                Inc. is the
                                                                                                investment subadvisor.

     7GI       Fidelity VIP III Growth &    Objective: high total return through a combination  Fidelity Management &
     8GI       Income Portfolio (Service    of current income and capital appreciation.         Research Company
               Class)                       Invests primarily in common stocks with a focus on  (FMR), investment
                                            those that pay current dividends and show           manager; FMR U.K. and
                                            potential for capital appreciation.                 FMR Far East,
                                                                                                sub-investment
                                                                                                advisors.

     7MP       Fidelity VIP III Mid Cap     Objective: long-term growth of capital. Invests     FMR, investment
     8MP       Portfolio (Service Class)    primarily in medium market capitalization common    manager; FMR U.K. and
                                            stocks.                                             FMR Far East,
                                                                                                sub-investment
                                                                                                advisors.

     7OS       Fidelity VIP Overseas        Objective: long-term growth of capital. Invests     FMR, investment
     8OS       Portfolio (Service Class)    primarily in common stocks of foreign securities.   manager; FMR U.K.,
                                                                                                FMR Far East, Fidelity
                                                                                                International Investment
                                                                                                Advisors (FIIA) and
                                                                                                FIIA U.K., sub-investment
                                                                                                advisors.

     7RE        FTVIPT  Franklin Real Estate  Objective:  capital  appreciation  with a         Franklin Advisers, Inc.
                Fund - Class 2 (previously    secondary goal to earn current income.
                Franklin Real Estate          Invests primarily in securities of
                Securities Fund)              companies operating in the real estate
                                              industry, primarily equity real estate
                                              investment trusts (REITS).

     7SI       FTVIPT Franklin Value        Objective: long-term total return. Invests          Franklin Advisory
     8SI       Securities Fund - Class 2    primarily in equity securities of companies the     Services, LLC
                                            manager believes are significantly undervalued.

     7IS       FTVIPT Templeton             Objective: long-term capital appreciation. Invests  Templeton Investment
     8IS       International Smaller        primarily in equity securities of smaller           Counsel, Inc.
               Companies Fund - Class 2     companies located outside the U.S., including
                                            those in emerging markets.

     7SE       Goldman Sachs VIT CORE       Objective: long-term growth of capital. Invests     Goldman Sachs Asset
     8SE       Small Cap Equity Fund        primarily in a broadly diversified portfolio of     Management
                                            equity securities of U.S. issuers which are
                                            included in the Russell 2000 Index at the time of
                                            investment.

     7UE       Goldman Sachs VIT CORE U.S.  Objective: long-term growth of capital and          Goldman Sachs Asset
     8UE       Equity Fund                  dividend income. Invests primarily in a broadly     Management
                                            diversified portfolio of large-cap and blue chip
                                            equity securities representing all major sectors
                                            of the U.S. economy.

     7MC       Goldman Sachs VIT Mid Cap    Objective: long-term capital appreciation.          Goldman Sachs Asset
     8MC       Value Fund                   Invests primarily in mid-capitalization companies   Management
                                            within   the  range  of  the  market
                                            capitalization      of     companies
                                            constituting   the  Russell   Midcap
                                            Value   index   at   the   time   of
                                            investment.

     7AG       Janus Aspen Series           Objective: long-term growth of capital.             Janus Capital
     8AG       Aggressive Growth            Non-diversified mutual fund that invests primarily
               Portfolio: Service Shares    in common stocks selected for their growth
                                            potential. Normally invests at least 50% of its
                                            equity assets in medium-sized companies.

     7GT       Janus Aspen Series Global    Objective: long-term growth of capital.             Janus Capital
     8GT       Technology Portfolio:        Non-diversified mutual fund that invests primarily
               Service Shares               in equity securities of U.S. and foreign companies
                                            selected for their growth potential. Normally
                                            invests at least 65% of total assets in securities
                                            of companies that the portfolio manager believes
                                            will benefit significantly from advancements or
                                            improvements in technology.

     7IG       Janus Aspen Series           Objective: long-term growth of capital. Invests at  Janus Capital
     8IG       International Growth         least 65%of its total assets in securities of
               Portfolio: Service Shares    issuers from at least five different countries,
                                            excluding the U.S. It may at times invest all of
                                            its assets in fewer than five countries or even a
                                            single country.

     7IP       Lazard Retirement Series     Objective: long-term capital appreciation. Invests  Lazard Asset
     8IP       International Equity         primarily in equity securities, principally common  Management
               Portfolio                    stocks of relatively large non-U.S. companies
                                            (those whose total market value is more than $1
                                            billion) that the Investment Manager believes are
                                            undervalued based on their earnings, cash flow or
                                            asset values.

     7MG       MFS(R) VIT Growth Series -     Objective: long-term growth of capital and future   MFS Investment
     8MG       Service Class                income.  Invests at least 80% of its total assets   Management(R)
                                            in   common   stocks   and   related
                                            securities  of  companies  which MFS
                                            believes  offer  better than average
                                            prospects for long-term growth.

     7MD       MFS(R) VIT New Discovery       Objective: capital appreciation. Invests primarily  MFS Investment
     8MD       Series - Service Class       in equity securities of emerging growth companies.  Management(R)

     7IN       Putnam VT International New  Objective: long-term capital appreciation. Invests  Putnam Investment
     8IN       Opportunities Fund - Class   primarily in a diversified portfolio of common      Management, Inc.
               IB                           Shares stocks that Putnam Management
                                            believes     have      above-average
                                            potential for capital appreciation.

     7VS       Putnam VT Vista Fund -       Objective: capital appreciation. Invests primarily  Putnam Investment
     8VS       Class IB Shares              in a diversified portfolio of common stocks that    Management, Inc.
                                            Putnam Management  believes have the
                                            potential for above-average  capital
                                            appreciation.


     7MI        Royce Micro-Cap Portfolio   Objective: long-term growth of capital. Invests     Royce & Associates,
     8MI                                    primarily in a broadly diversified portfolio of     Inc.
                                            equity securities issued by micro-cap companies
                                            (companies with stock market capitalizations below
                                            $300 million).

     7SV       Third Avenue Value Portfolio Objective: long-term capital appreciation. Invests  EQSF, Inc.
     8SV                                    primarily in common stocks of well-financed
                                            companies at a substantial discount to what the
                                            Advisor believes is their true value.

     7IT       Wanger International Small   Objective: long-term growth of capital.  Invests    Wanger Asset
     8IT       Cap                          primarily in stocks of small- and medium-size       Management, L.P.
                                            non-U.S. companies.

     7SP       Wanger U.S. Small Cap        Objective: long-term growth of capital.  Invests    Wanger Asset
     8SP                                    primarily in stocks of small- and medium-size U.S.  Management, L.P.
                                            companies.

     7EG       Warburg Pincus Trust -       Objective: maximum capital appreciation. Invests    Warburg Pincus Asset
     8EG       Emerging Growth Portfolio    primarily in equity securities of small or medium   Management, Inc.
                                            sized U.S. emerging-growth companies.

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that an investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results, and those results may differ significantly from other funds with similar investment objectives and policies.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. We will change the interest rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -Transfer policies" for restrictions on transfers involving the fixed account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 89 or younger.

When you apply, you may select:

o    the fixed account and/or subaccounts in which you want to invest;

o    how you want to make purchase payments; and

o    a beneficiary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

The settlement date
Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o    no earlier than the 60th day after the contract's effective date; and

o    no later than the annuitant's 90th birthday.

For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

o    on or after the date the annuitant reaches age 59 1/2; and

o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday.

Beneficiary

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

Purchase payments:

    Minimum allowable purchase payments*

     If paying by installments under a scheduled payment    If paying by any other method:
       plan:                                                  $1,000 initial payment for qualified annuities
       $23.08 biweekly, or                                    $2,000 initial payment for nonqualified annuities
       $50 per month                                          $50 for any additional payments

* Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

    Maximum allowable purchase payments** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

       For the first year:                      For each subsequent year:
         $1,000,000 up to age 85                    $100,000 up to age 85
         $100,000 for ages 86 to 89                 $50,000 for ages 86-89

** These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.

How to make purchase payments

1
By letter:

Send your check along with your name and contract number to:

Regular mail:
IDS Life Insurance Company of New York
Box 5144
Albany, NY  12205

Express mail:
IDS Life Insurance Company of New York
20 Madison Avenue Extention
Albany, NY  12203

2
By scheduled payment plan

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o    a bank authorization.

Charges

Contract administrative charge
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

Mortality and expense risk fee
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

Surrender charge
If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) years before surrender.

For purposes of calculating any surrender charge, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:

                 Surrender charge schedule

 Years from purchase payment    Surrender charge percentage
           receipt
              1                              7%
              2                              7
              3                              7
              4                              6
              5                              5
              6                              4
              7                              2
          Thereafter                         0

For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested. Example: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually surrendered from your contract is $1,075.26. We determine this amount as follows:

          Amount requested         or        $1,000
        ----------------------             -----------   =$1,075.26
        1.00-surrender charge                 .93

By applying the 7% surrender charge to $1,075.26 the surrender charge is $75.26. We pay you the $1,000 you requested.

Surrender charge under Annuity Payout Plan E: Payouts for a specified period. Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge is equal to the difference in discount values using the above discount rates and the assumed investment rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

Surrender charge calculation example

The following is an example of the calculation we would make to determine the surrender charge on a contract:

o The contract date is July 1, 2001 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o    We received these payments:
     -$10,000 July 1, 2001;
     -$ 8,000 Dec. 31, 2006
     -$ 6,000 Feb. 20, 2009; and

o The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2010 and had not made any other surrenders during that contract year; and

o    The prior anniversary July 1, 2009 contract value was $28,000.

Surrender charge    Explanation
     $    0         $2,500 is contract earnings surrendered without charge; and

          0 $300 is 10% of the prior anniversary contract value that is in excess of contract earnings surrendered without charge
                   (from above). 10% of $28,000= $2,800 minus $2,500 = $300

          0 $10,000 July 1, 2001 payment was received eight or more years before surrender and is surrendered without surrender charge; and

        400 $8,000 Dec. 31, 2006 payment is in its fifth year from receipt, surrendered with a 5% surrender charge; and

        420 $6,000 Feb. 20, 2009 payment is in its third year from receipt, surrendered with a 7% surrender charge.

       ____
       $820

For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract will be the amount you request plus any applicable surrender charge. We apply the surrender charge to this total amount. We pay you the amount you requested. If you make a full surrender of your contract, we also will deduct the $30 contract administrative charge.

Waiver of surrender charges

We do not assess surrender charges for:

o    surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

o    contracts settled using an annuity payout plan;

o    amounts we refund to you during the free look period*; and

o    death benefits*.

* However, we will reverse certain purchase payment credits up to the maximum surrender charge. (See "Valuing Your Investment - Purchase payment credits.")

Other information on charges: AEFC makes certain custodial services available to some custodial and trusteed pension and profit sharing plans and 401(k) plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 591/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

Valuing Your Investment

We value your accounts as follows:

Fixed account
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o    plus any purchase payment credits allocated to the fixed account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

o    minus any prorated contract administrative charge.

Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways - in number and in value.

The number of accumulation units you own may fluctuate due to:

o        additional purchase payments you allocate to the subaccounts;

o        any purchase payment credits allocated to the subaccounts;

o        transfers into or out of the subaccounts;

o        partial surrenders;

o        surrender charges; and/or

o        prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

o        changes in funds' net asset value;

o        dividends distributed to the subaccounts;

o        capital gains or losses of funds;

o        fund operating expenses; and/or

o        mortality and expense risk fees.

Purchase payment credits

We add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored.

To the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

This credit is available because of lower costs associated with larger sized contracts and lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.

Making the Most of Your Contract

Automated dollar-cost averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

                              How dollar-cost averaging works

                                             Amount       Accumulation        Number of
                                 Month      invested       unit value      units purchased
                              ----------- ------------- ----------------- -------------------

By investing an                   Jan         $100            $20                 5.00
equal number of
dollars each month...             Feb          100             18                 5.56

                                  Mar          100             17                 5.88

you automatically                 Apr          100             15                 6.67
buy more units
when the per unit                 May          100             16                 6.25
market price is low...
                                  Jun          100             18                 5.56

                                  Jul          100             17                 5.88

                                  Aug          100             19                 5.26

and fewer units                  Sept          100             21                 4.76
when the per unit
market price is high.             Oct          100             20                 5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

Transferring money between accounts
You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until after 90 days have elapsed.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

How to request a transfer or surrender

1        By letter

Send  your  name,   contract   number,   Social   Security  Number  or  Taxpayer
Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company of New York
Box 5144
Albany, NY  12205

Express mail:
IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY  12203

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers or surrenders:   Contract value or entire account balance

2        By automated transfers and automated partial surrenders

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

Minimum amount
Transfers or surrenders:   $50

Maximum amount
Transfers or surrenders:   None (except for automated transfers from the fixed
                                 account)

Surrenders

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges - Surrender charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period Annuity payout plans").

Surrender policies
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

Receiving payment By regular or express mail:

o    payable to you;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

o    request that payment be wired to your bank;

o bank account must be in the same ownership as your contract; and o pre-authorization required.

For instructions, contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

    - the surrender amount includes a purchase payment check that has not cleared;
    - the NYSE is  closed,  except  for normal  holiday  and  weekend closings;
    - trading on the NYSE is restricted, according to SEC rules;
    - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts;
    - the SEC permits us to delay payment for the protection of security holders; or

    - and to the extent permitted or required under the Federal Investment Company Act of 1940, as amended, and any other applicable federal or state law.

TSA -- Special Surrender Provisions

Participants in Tax-Sheltered Annuities
The  Code  imposes   certain   restrictions  on  your  right  to  receive  early
distributions from a TSA:

o    Distributions   attributable  to  salary  reduction   contributions   (plus
     earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -- you are at least age 59 1/2;
     -- you are disabled as defined in the Code;
     -- you  separated  from the  service  of the  employer  who  purchased  the contract; or
     -- the distribution is because of your death.

o If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan as described in detail in your contract.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o    the contract value;

o    purchase payments, minus any "adjusted partial surrenders"; or

o the contract value as of the most recent sixth contract anniversary, plus any purchase payments paid and minus any "adjusted partial surrenders" since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o    the contract value; or

o    purchase payments minus any "adjusted partial surrenders."

Adjusted partial surrenders: We calculate an "adjusted partial surrender" for each partial surrender as the product of (a) times (b) where

     (a) is the ratio of the amount of the partial surrender (including any applicable surrender charge) to the contract value on the date of (but prior to) the partial surrender; and

     (b) is the death benefit on the date of (but prior to) the partial surrender.

Example of death benefit calculation when the owner and annuitant are age 80 or younger:

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2001.

o On Jan 1, 2007 (the 6th contract anniversary) the contract value grows to $30,000.

o March 1, 2007 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

We calculate the death benefit on March 1, 2007 as follows:

The contract value on the most recent 6th contract anniversary:       $30,000.00
plus any purchase payments paid since that anniversary:               +     0.00
minus any "adjusted partial surrenders" taken since that anniversary
calculated as:           $1,500  x  $30,000    =
                              $28,000                               -   1,607.14
                                                                    ------------
for a death benefit of:                                              $ 28,392.86

If your spouse is sole beneficiary under a nonqualified annuity and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payments: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. A death benefit paid in a single sum will be reduced by the amount of any purchase payment credits applied to the contract within 12 months of the date of death. (See "Valuing Your Investment - Purchase Payment credits.") We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Other rules may apply to qualified annuities. (See "Taxes.")

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your settlement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o        the annuity payout plan you select;

o        the annuitant's age and, in most cases, sex;

o        the annuity table in the contract; and

o        the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

Annuity table
The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Substitution of 3.5% table
If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Annuity payout plans
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A - Life annuity - no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B - Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C - Life annuity - installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity - no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E - Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payment. For qualified contracts, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified contracts, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges - Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Restrictions for some tax-deferred retirement plans: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

o    over the life of the annuitant;

o    over the joint lives of the annuitant and a designated beneficiary;

o    for a period not exceeding the life expectancy of the annuitant; or

o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin
If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, your contract has a tax deferral feature. This means, any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax-free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: Your contract may be used to fund a tax-deferred retirement plan that is already tax-deferred under the Code. The contract will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Purchase  payment  credits:   These  are  considered   earnings  and  are  taxed
accordingly.

Surrenders: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your contract before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under a contract (except a Roth IRA) is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2, and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you or your beneficiary:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time we make payout. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

o    the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o the reserve held in each  subaccount for your  contract;  divided by

o the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

   o    laws or regulations change;

   o    the existing funds become unavailable; or

   o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We   may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    make  additional  subaccounts  investing in  additional  funds;

o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

Principal underwriter
American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract. Its offices are located at 200 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 9,700 financial advisors.

Issuer
IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business.

IDS Life of New York pays commissions for sales of the contracts of up to 7% of the total purchase payments it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life of New York will pay or permit other promotional incentives, in cash or credit or other compensation.

Legal proceedings
A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life of New York and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. IDS Life is a defendant in three class action lawsuits of this nature. IDS Life of New York is a named defendant in one of these suits, Richard W. and Elizabeth J. Thoresen vs. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York which was commenced in Minnesota State Court in October 1998. The action was brought by individuals who purchased an annuity in a qualified plan. The plaintiffs allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount.

IDS Life of New York is included as a party to preliminary settlement of all three class action lawsuits. We believe this approach will put these cases behind us and provide a fair outcome for our clients. Our decision to settle does not include any admission of wrongdoing. We do not anticipate that this proposed settlement, or any other lawsuits in which IDS Life of New York is a defendant, will have a material adverse effect on our financial condition.

Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life of New York and the variable accounts. All of the major systems used by IDS Life of New York and the variable accounts are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life of New York's and the variable accounts' businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to IDS Life of New York and the variable accounts, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life of New York's and the variable accounts' operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on IDS Life of New York's and the variable accounts' business, results of operations, or financial condition as a result of the Year 2000 issue.

Table of Contents of the Statement of Additional Information

Performance Information......................................3
Calculating Annuity Payouts.................................13
Rating Agencies.............................................15
Principal Underwriter.......................................15
Independent Auditors........................................15
Financial Statements

Please check the appropriate box to receive a copy of the Statement of Additional Information for:

[  ] American Express Retirement Advisor Variable AnnuitySM
[  ] American Express Variable Portfolio Funds
[  ] AIM Variable Insurance Funds, Inc.
[  ] American Century Variable Portfolios, Inc.
[  ] Calvert Variable Series, Inc.
[  ] Fidelity Variable Insurance Products Funds - Service Class
[ ] Franklin Templeton Variable Insurance Products Trust - Class 2 [ ] Goldman Sachs Variable Insurance Trust (VIT)
[  ] Janus Aspen Series: Service Shares
[  ] Lazard Retirement Series, Inc.
[  ] MFS(R) Variable Insurance Trust SM
[  ] Putnam Variable Trust
[  ] Royce Capital Fund
[  ] Third Avenue Variable Series Trust
[  ] Wanger Advisors Trust
[  ] Warburg Pincus Trust - Emerging Growth Portfolio

Mail your request to:

IDS Life of New York Annuity Service
IDS Life Insurance Company of New York
Box 5144
Albany, NY  12205

We will mail your request to:

Your name_______________________________________________________________________

Address_________________________________________________________________________

City________________________________________ State_______________ Zip___________

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITYSM

                  IDS Life of New York Variable Annuity Account

                                    Aug. 14, 2000

IDS Life of New York Variable Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY  12203
800-541-2251

American Express Retirement Advisor Variable Annuity
IDS Life of New York Variable Annuity Account

                                TABLE OF CONTENTS

Performance Information...................................p. 3

Calculating Annuity Payouts.............................. p. 13

Rating Agencies...........................................p. 15

Principal Underwriter.....................................p. 15

Independent Auditors......................................p. 15

Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. Currently we do not show any performance information for the subaccounts because they are new and have not had any activity to date. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Past performance does not guarantee future results.

Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment Credits) Without a Surrender For Periods Ending Dec. 31, 1999


                                                                    Performance Since Commencement of the
                                                                                    Fund*
                                                                                                  Since
Subaccount   Investing In:                                         1 Year  5 Years  10 Years  Commencement
----------   -------------                                         ------  -------  --------  ------------
             AXPSM VARIABLE PORTFOLIO -
   BC7             Blue Chip Advantage Fund (9/99)**                  --%      --%      --%       10.98%
   BD7             Bond Fund (10/81)                                0.69     6.93     7.10         9.62
   CR7             Capital Resource Fund (10/81)                   22.52    20.15    14.36        14.83
   CM7             Cash Management Fund (10/81)                     3.68     4.07     3.86         5.52
   DE7             Diversified Equity Income Fund (9/99)             --       --       --          2.53
   EM7             Emerging Markets Fund (5/00)+                     --       --       --          --
   EI7             Extra Income Fund (5/96)                         5.18      --       --          4.46
   FI7             Federal Income Fund (9/99)                        --       --       --          0.30
   GB7             Global Bond Fund (5/96)                         -5.37      --       --          3.03
   GR7             Growth Fund (9/99)                                --       --       --         17.89
   IE7             International Fund (1/92)                       44.19    14.99      --         12.25
   MF7             Managed Fund (4/86)                             13.70    17.05    12.41        11.76
   ND7             New Dimensions Fund(R)(5/96)                     30.70      --       --         25.10
   IV7             S&P 500 Index Fund (5/00)+                        --       --       --          --
   SC7             Small Cap Advantage Fund (9/99)                   --       --       --         12.35
   SA7             Strategy Aggressive Fund (1/92)                 69.36    23.56      --         15.86
             AIM V.I.
   7CA             Capital Appreciation Fund (5/93)                43.21    24.34      --         21.11
   7CD             Capital Development Fund (5/98)                 27.82      --       --         10.09
             American Century VARIABLE PORTFOLIOS, INC.
   7IF             VP International (5/94)                         62.44    20.97      --         17.07
   7VA             VP Value (5/96)                                 -1.84      --       --          9.99
             CALVERT CVS
   7SR             Social Balanced Portfolio (9/86)                11.13   15.73    11.22         14.68
             FIDELITY VIP
   7GI             III Growth & Income Portfolio (Service Class)    6.62      --       --         19.63
                   (12/96)
   7MP             III Mid Cap Portfolio (Service Class) (12/98)   47.28      --       --         51.32
   7OS             Overseas Portfolio (Service Class) (12/87)      40.99    16.16    10.29        11.29
             FRANKLIN TEMPLETON VIP TRUST
   7RE             Franklin Real Estate Fund - Class 2 (1/89)***   -7.62     6.45     7.59         7.28
   7SI             Franklin Value Securities Fund - Class 2         0.38      --       --        -14.08
                   (5/98)***
   7IS             Templeton International Smaller Companies       22.70      --       --          4.20
                   Fund - Class 2 (5/96)***
             GOLDMAN SACHS VIT
   7SE             CORESM Small Cap Equity Fund (2/98)****         16.37      --       --          2.37
   7UE             CORESM U.S. Equity Fund (2/98)                  23.07      --       --         19.53
   7MC             Mid Cap Value Fund (4/98)                       -1.95      --       --         -9.80
             JANUS ASPEN SERIES
   7AG             Aggressive Growth Portfolio - Service Shares    121.13   34.52      --         32.68
                   (9/93)
   7GT             Global Technology Portfolio - Service Shares      --       --       --          --
                   (1/00) +
   7IG             International Growth Portfolio - Service        77.84    31.99      --         27.28
                   Shares (4/94)
             LAZARD RETIREMENT SERIES
   7IP             International Equity Portfolio (9/98)           20.21      --       --         24.97
             MFS(R) VARIABLE INSURANCE TRUST (VIT)
   7MG             Growth Series - Service Class (5/99)              --       --       --         51.04
   7MD             New Discovery Series - Service Class (5/98)     92.33      --       --         40.64


             PUTNAM VARIABLE TRUST
   7IN             Putnam VT International New Opportunities       100.85     --       --         50.24
                   Fund - Class IB Shares (4/98)*****
   7VS             Putnam VT Vista Fund - Class IB Shares          51.18      --       --         29.77
                   (1/97)*****
             ROYCE CAPITAL FUND
   7MI             Micro-Cap Portfolio (12/96)                     26.85      --       --         16.16
             THIRD AVENUE
   7SV             Value Portfolio (9/99)                            --       --       --         8.06
             WANGER
   7IT             International Small Cap (5/95)                  124.28     --       --         37.40
   7SP             U.S. Small Cap (5/95)                           23.66      --       --         25.20
             WARBURG PINCUS TRUST
   7EG             Emerging Growth Portfolio  (9/99)                 --       --       --         34.51

*Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee.

+ Fund had not commenced operations as of Dec. 31, 1999.

**(Commencement date of the Funds)

***Because no Class 2 Shares were issued until Jan. 6, 1999, Class 2 performance represents the historical results of Class 1 Shares. Performance of Class 2 Shares for periods after its January 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance.

****CoreSM is a service mark of Goldman, Sachs & Co. ***** Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to inception of Class IB Shares, performance information for Class IB Shares is based upon performance of Class IA Shares (not offered) of the fund, adjusted to reflect the fees paid by Class IB Shares, including the 12b-1 fee of 0.15%.

Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment Credits) With a Surrender For Periods Ending Dec. 31, 1999

                                                                    Performance Since Commencement of the
                                                                                    Fund*


                                                                                                  Since
Subaccount   Investing In:                                         1 Year  5 Years  10 Years  Commencement
----------   -------------                                         ------  -------  --------  ------------
             AXPSM VARIABLE PORTFOLIO -
   BC7             Blue Chip Advantage Fund (9/99)**                --%      --%      --%         3.98%
   BD7             Bond Fund (10/81)                                -5.66     6.32     7.10       9.62
   CR7             Capital Resource Fund (10/81)                    15.52    19.77    14.36      14.83
   CM7             Cash Management Fund (10/81)                     -2.88     3.37     3.86       5.52
   DE7             Diversified Equity Income Fund (9/99)             --       --       --        -3.95
   EM7             Emerging Markets Fund (5/00)+                     --       --       --          --
   EI7             Extra Income Fund (5/96)                         -1.48     --       --         3.23
   FI7             Federal Income Fund (9/99)                        --       --       --        -6.03
   GB7             Global Bond Fund (5/96)                         -11.29     --       --         1.75
   GR7             Growth Fund (9/99)                                --       --       --        10.89
   IE7             International Fund (1/92)                        37.19    14.53     --        12.25
   MF7             Managed Fund (4/86)                               6.70    16.62    12.41      11.76
   ND7             New Dimensions Fund(R)(5/96)                      23.70     --                   --
   IV7             S&P 500 Index Fund (5/00)+                        --       --       --          --
   SC7             Small Cap Advantage Fund (9/99)                   --       --       --         5.35
   SA7             Strategy Aggressive Fund (1/92)                  62.36    23.22     --        15.86
             AIM V.I.
   7CA             Capital Appreciation Fund (5/93)                 36.21    24.01     --        21.01
   7CD             Capital Development Fund (5/98)                  20.82     --       --         6.11
             American Century variable portfolios, inc.
   7IF             VP International (5/94)                          55.44    20.59     --        16.82
   7VA             VP Value (5/96)                                  -8.02     --       --         8.92
             CALVERT CVS
   7SR             Social Balanced Portfolio (9/86)                  4.13    11.73    11.22      14.68
             FIDELITY VIP
   7GI             III Growth & Income Portfolio (Service Class)    -0.14     --       --        18.21
                   (12/96)
   7MP             III Mid Cap Portfolio (Service Class) (12/98)    40.28     --       --        44.40
   7OS             Overseas Portfolio (Service Class) (12/87)       33.99    15.71    10.29      11.29
             FRANKLIN TEMPLETON VIP TRUST
   7RE             Franklin Real Estate Fund - Class 2 (1/89)***   -13.38     5.82     7.59       7.28
   7SI             Franklin Value Securities Fund - Class 2         -5.95     --       --       -17.35
                   (5/98)***
   7IS             Templeton International Smaller Companies        15.70     --       --         2.96
                   Fund - Class 2 (5/96)***
             GOLDMAN SACHS VIT
   7SE             CORESM Small Cap Equity Fund (2/98)****           9.37     --       --        -1.20
   7UE             CORESM U.S. Equity Fund (2/98)                   16.07     --       --        16.30
   7MC             Mid Cap Value Fund (4/98)                        -8.11     --       --       -13.20
             JANUS ASPEN SERIES
   7AG             Aggressive Growth Portfolio - Service Shares    114.13    34.27     --        32.61
                   (9/93)
   7GT             Global Technology Portfolio - Service Shares      --       --       --          --
                   1/00) +
   7IG             International Growth Portfolio - Service         70.84    31.72     --        27.10
                   Shares (4/94)
             LAZARD RETIREMENT SERIES
   7IP             International Equity Portfolio (9/98)            13.21     --       --        20.06
             MFS(R) VARIABLE INSURANCE TRUST (VIT)
   7MG             Growth Series - Service Class (5/99)              --       --       --        44.04
   7MD             New Discovery Series - Service Class (5/98)      85.33     --       --        33.64


             PUTNAM VARIABLE TRUST
   7IN             Putnam VT International New Opportunities        93.85     --       --        47.03
                   Fund - Class IB Shares (4/98) *****
   7VS             Putnam VT Vista Fund - Class IB Shares (1/97)    44.18     --       --        28.57
                   *****
             ROYCE CAPITAL FUND
   7MI             Micro-Cap Portfolio (12/96)                      19.85     --       --        14.66
             THIRD AVENUE
   7SV             Value Portfolio (9/99)                            --       --       --         1.19
             WANGER
   7IT             International Small Cap (5/95)                  117.28     --       --        37.13
   7SP             U.S. Small Cap (5/95)                            16.66     --       --        24.82
             WARBURG PINCUS TRUST
   7EG             Emerging Growth Portfolio  (9/99)                 --       --       --        27.51

*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.95% mortality and expense risk fee and applicable surrender charges.

+    Fund had not commenced operations as of Dec. 31, 1999.

**   (Commencement date of the Funds)

*** Because no Class 2 Shares were issued until Jan. 6, 1999, Class 2 performance represents the historical results of Class 1 Shares.
     Performance of Class 2 Shares for periods after its January 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance.

**** CoreSM is a service mark of Goldman, Sachs & Co.

*****Each of the above Funds' Class IB Shares commenced  operations on April 30,
     1998. For periods prior to inception of Class IB Shares, performance information for Class IB Shares is based upon performance of Class IA Shares (not offered) of the fund, adjusted to reflect the fees paid by Class IB Shares, including the 12b-1 fee of 0.15%.

Average Annual Total Return For Qualified Annuities (Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 1999


                                                                    Performance Since Commencement of the
                                                                                    Fund*

                                                                                                  Since
Subaccount   Investing In:                                         1 Year  5 Years  10 Years  Commencement
----------   -------------                                         ------  -------  --------  ------------
             AXPSM VARIABLE PORTFOLIO -
   BC8             Blue Chip Advantage Fund (9/99)**                  --%      --%      --%      11.04%
   BD8             Bond Fund (10/81)                                 0.89     7.15     7.31       9.84
   CR8             Capital Resource Fund (10/81)                    22.77    20.39    14.59      15.07
   CM8             Cash Management Fund (10/81)                      3.89     4.27     4.07       5.74
   DE8             Diversified Equity Income Fund (9/99)             --       --       --         2.59
   EM8             Emerging Markets Fund (5/00)+                     --       --       --          --
   EI8             Extra Income Fund (5/96)                          5.39     --       --         4.67
   FI8             Federal Income Fund (9/99)                        --       --       --         0.36
   GB8             Global Bond Fund (5/96)                          -5.18     --       --         3.24
   GR8             Growth Fund (9/99)                                --       --       --        17.96
   IE8             International Fund (1/92)                        13.44     9.78     --         9.12
   MF8             Managed Fund (4/86)                              13.93    17.28    12.64      11.99
   ND8             New Dimensions Fund(R)(5/96)                      30.96     --       --        25.35
   IV8             S&P 500 Index Fund (5/00)+                        --       --       --          --
   SC8             Small Cap Advantage Fund (9/99)                   --       --       --        12.42
   SA8             Strategy Aggressive Fund (1/92)                  69.69    23.81     --        16.09
             AIM V.I.
   8CA             Capital Appreciation Fund (5/93)                 43.49    24.59     --        21.35
   8CD             Capital Development Fund (5/98)                  28.08     --       --        10.31
             American Century variable portfolios, inc.
   8IF             VP International (5/94)                          62.76    21.21     --        17.30
   8VA             VP Value (5/96)                                  -1.65     --       --        10.21
             CALVERT CVS
   8SR             Social Balanced Portfolio (9/86)                 10.93    15.53    11.02      14.48
             FIDELITY VIP
   8GI             III Growth & Income Portfolio (Service Class)     6.83     --       --        19.87
                   (12/96)
   8MP             III Mid Cap Portfolio (Service Class) (12/98)    47.58     --       --        51.63
   8OS             Overseas Portfolio (Service Class) (12/87)       41.27    16.39    10.51      11.51
             FRANKLIN TEMPLETON VIP TRUST
   8RE             Franklin Real Estate Fund - Class 2 (1/89)***    -7.12     7.12     8.13       7.79
   8SI             Franklin Value Securities Fund - Class 2          0.58     --       --       -13.90
                   (5/98)***
   8IS             Templeton International Smaller Companies        22.94     --       --         4.40
                   Fund - Class 2 (5/96)***
             GOLDMAN SACHS VIT
   8SE             CORESM Small Cap Equity Fund (2/98)****          16.58     --       --         2.57
   8UE             CORESM U.S. Equity Fund (2/98)                   23.32     --       --        19.77
   8MC             Mid Cap Value Fund (4/98)                        -1.75     --       --        -9.61
             JANUS ASPEN SERIES
   8AG             Aggressive Growth Portfolio - Service Shares    121.54    34.78     --        32.94
                   ( 9/93)
   8GT             Global Technology Portfolio - Service Shares      --       --       --          --
                   (1/00) +
   8IG             International Growth Portfolio - Service         78.18    32.25     --        27.53
                   Shares (4/94)
             LAZARD RETIREMENT SERIES
   8IP             International Equity Portfolio (9/98)            20.45     --       --        25.22
             MFS(R) VARIABLE INSURANCE TRUST (VIT)
   8MG             Growth Series - Service Class (5/99)              --       --       --        50.84
   8MD             New Discovery Series - Service Class (5/98)      92.13     --       --        40.44


             PUTNAM VARIABLE TRUST
   8IN             Putnam VT International New Opportunities       101.25     --       --        50.54
                   Fund - Class IB Shares (4/98)*****
   8VS             Putnam VT Vista Fund - Class IB Shares           51.50     --       --        30.03
                   (1/97)*****
             ROYCE CAPITAL FUND
   8MI             Micro-Cap Portfolio (12/96)                      27.13     --       --        16.40
             THIRD AVENUE
   8SV             Value Portfolio (9/99)                            --       --       --         8.12
             WANGER
   8IT             International Small Cap (5/95)                  124.71     --       --        37.67
   8SP             U.S. Small Cap (5/95)                            23.90     --       --        25.44
             WARBURG PINCUS TRUST
   8EG             Emerging Growth Portfolio  (9/99)                 --       --       --        34.58

* Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.75% mortality and expense risk fee.

+    Fund had not commenced operations as of Dec. 31, 1999.

**   (Commencement date of the Funds)

*** Because no Class 2 Shares were issued until Jan. 6, 1999, Class 2 performance represents the historical results of Class 1 shares.
     Performance of Class 2 Shares for periods after its January 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance.

**** CoreSM is a service mark of Goldman, Sachs & Co.

*****Each of the above Funds' Class IB Shares commenced  operations on April 30,
     1998. For periods prior to inception of Class IB Shares, performance information for Class IB Shares is based upon performance of Class IA shares (not offered) of the fund, adjusted to reflect the fees paid by Class IB Shares, including the 12b-1 fee of 0.15%.

Average Annual Total Return For Qualified Annuities (Without Purchase Payment Credits) With a Surrender For Periods Ending Dec. 31, 1999


                                                                    Performance Since Commencement of the
                                                                                    Fund*

                                                                                                  Since
Subaccount   Investing In:                                         1 Year  5 Years  10 Years  Commencement
----------   -------------                                         ------  -------  --------  ------------
             AXPSM VARIABLE PORTFOLIO -
   BC8             Blue Chip Advantage Fund (9/99)**                  --%      --%      --%        4.04%
   BD8             Bond Fund (10/81)                                -5.47     6.54     7.31       9.84
   CR8             Capital Resource Fund (10/81)                    15.77    20.01    14.59      15.07
   CM8             Cash Management Fund (10/81)                     -2.68     3.59     4.07       5.74
   DE8             Diversified Equity Income Fund (9/99)             --       --       --        -3.89
   EM8             Emerging Markets Fund (5/00)+                     --       --       --          --
   EI8             Extra Income Fund (5/96)                         -1.29     --       --         3.44
   FI8             Federal Income Fund (9/99)                        --       --       --        -5.97
   GB8             Global Bond Fund (5/96)                         -11.11     --       --         1.97
   GR8             Growth Fund (9/99)                                --       --       --        10.96
   IE8             International Fund (1/92)                         6.44     9.22     --         9.12
   MF8             Managed Fund (4/86)                               6.93    16.85    12.64      11.99
   ND8             New Dimensions Fund(R)(5/96)                      23.96     --       --        24.60
   IV8             S&P 500 Index Fund (5/00)+                        --       --       --          --
   SC8             Small Cap Advantage Fund (9/99)                   --       --       --         5.42
   SA8             Strategy Aggressive Fund (1/92)                  62.69    23.47     --        16.09
             AIM V.I.
   8CA             Capital Appreciation Fund (5/93)                 36.49    24.26     --        21.25
   8CD             Capital Development Fund (5/98)                  21.08     --       --         6.33
             American Century variable portfolios, inc.
   8IF             VP International (5/94)                          55.76    20.84     --        17.05
   8VA             VP Value (5/96)                                  -7.83     --       --         9.15
             CALVERT CVS
   8SR             Social Balanced Portfolio (9/86)                  3.93    11.53    11.02      14.48
             FIDELITY VIP
   8GI             III Growth & Income Portfolio (Service Class)     0.06     --       --        18.46
                   (12/96)
   8MP             III Mid Cap Portfolio (Service Class) (12/98)    40.58     --       --        44.71
   8OS             Overseas Portfolio (Service Class) (12/87)       34.27    15.95    10.51      11.51
             FRANKLIN TEMPLETON VIP TRUST
   8RE             Franklin Real Estate Fund - Class 2 (1/89)***   -12.92     6.50     8.13       7.79
   8SI             Franklin Value Securities Fund - Class 2         -5.76     --       --       -17.18
                   (5/98)***
   8IS             Templeton International Smaller Companies        15.94     --       --         3.17
                   Fund - Class 2 (5/96)***
             GOLDMAN SACHS VIT
   8SE             CORESM Small Cap Equity Fund (2/98)****           9.58     --       --        -1.01
   8UE             CORESM U.S. Equity Fund (2/98)                   16.32     --       --        16.55
   8MC             Mid Cap Value Fund (4/98)                        -7.93     --       --       -13.03
             JANUS ASPEN SERIES
   8AG             Aggressive Growth Portfolio - Service Shares    114.54    34.54     --        32.87
                   (9/93)
   8GT             Global Technology Portfolio - Service Shares      --       --       --          --
                   (1/00) +
   8IG             International Growth Portfolio - Service         71.18    31.98     --        27.36
                   Shares (4/94)
             LAZARD RETIREMENT SERIES
   8IP             International Equity Portfolio (9/98)            13.45     --       --        20.31
             MFS(R) VARIABLE INSURANCE TRUST (VIT)
   8MG             Growth Series - Service Class (5/99)              --       --       --        43.84
   8MD             New Discovery Series - Service Class (5/98)      85.13     --       --        33.44


             PUTNAM VARIABLE TRUST
   8IN             Putnam VT International New Opportunities        94.25     --       --        47.33
                   Fund - Class IB Shares (4/98)*****
   8VS             Putnam VT Vista Fund - Class IB Shares           44.50     --       --        28.84
                   (1/97)*****
             ROYCE CAPITAL FUND
   8MI             Micro-Cap Portfolio (12/96)                      20.13     --       --        14.90
             THIRD AVENUE
   8SV             Value Portfolio (9/99)                            --       --       --         1.25
             WANGER
   8IT             International Small Cap (5/95)                  117.71     --       --        37.40
   8SP             U.S. Small Cap (5/95)                            16.90     --       --        25.07
             WARBURG PINCUS TRUST
   8EG             Emerging Growth Portfolio  (9/99)                 --       --       --        27.58

* Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.75% mortality and expense risk fee and applicable surrender charges.

+    Fund had not commenced operations as of Dec. 31, 1999.

**   (Commencement date of the Funds)

*** Because no Class 2 Shares were issued until Jan. 6, 1999, Class 2 performance represents the historical results of Class 1 Shares.
     Performance of Class 2 Shares for periods after its January 6, 1999 inception will reflect Class 2's additional 12b-1 fee expense which also affects all future performance.

**** CoreSM is a service mark of Goldman, Sachs & Co.

*****Each of the above Funds' Class IB Shares commenced  operations on April 30,
     1998. For periods prior to inception of Class IB Shares, performance information for Class IB Shares is based upon performance of Class IA Shares (not offered) of the fund, adjusted to reflect the fees paid by Class IB Shares, including the 12b-1 fee of 0.15%.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

Annualized Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield

For the subaccounts investing in money market funds, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The  subaccount's value includes:

o any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o any dividends declared for such shares.

It does not include:

o the effect of any applicable surrender charge, or

o any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)6 - 1]
                                       cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract as of the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the settlement date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the payout is due; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the settlement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

    Rating Agency              Rating

      A.M. Best                  A+
                             (Superior)

    Duff & Phelps               AAA

       Moody's                  Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors, Inc. (AEFA) which offers the contract on a continuous basis.

The contract is new and, therefore, we have not received any surrender charges or paid any commissions.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

IDS LIFE INSURANCE COMPANY OF NEW YORK
FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK
We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 1999 and 1998, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP
February 3, 2000
Minneapolis, Minnesota

--------------------------------------------------------------------------------

                                      IDS LIFE INSURANCE COMPANY OF NEW YORK F-1

IDS LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS

DECEMBER 31, ($ THOUSANDS)                   1999         1998
 ASSETS
-----------------------------------------------------------------
Investments:
  Fixed maturities:
    Held to maturity, at amortized cost
    (fair value:
    1999, $432,004; 1998, $503,909)       $  434,343   $  473,592
    Available for sale, at fair value
    (amortized cost:
    1999, $579,014; 1998, $561,325)          555,574      578,591
-----------------------------------------------------------------
                                             989,917    1,052,183
Mortgage loans on real estate                154,062      166,835
Policy loans                                  27,528       25,421
Other investments                                 --          566
-----------------------------------------------------------------
    Total investments                      1,171,507    1,245,005
Cash and cash equivalents                      8,131        3,007
Amounts recoverable from reinsurers            6,914        4,077
Accounts receivable                              567          842
Premiums due                                     199          204
Accrued investment income                     18,365       19,893
Deferred policy acquisition costs            136,229      129,477
Deferred income taxes                          3,881           --
Other assets                                     723        1,042
Separate account assets                    1,957,703    1,491,679
-----------------------------------------------------------------
Total assets                              $3,304,219   $2,895,226
-----------------------------------------------------------------

 LIABILITIES AND STOCKHOLDER'S EQUITY
-----------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities                           $  821,992   $  875,507
Universal life-type insurance                156,420      152,195
Traditional life, disability income and
  long-term care insurance                    64,278       55,910
Policy claims and other policyholders'
  funds                                        2,584        3,105
Deferred income taxes                             --        7,912
Amounts due to brokers                            --        4,507
Other liabilities                             21,432       24,945
Separate account liabilities               1,957,703    1,491,679
-----------------------------------------------------------------
Total liabilities                          3,024,409    2,615,760
-----------------------------------------------------------------
Stockholder's equity:
  Capital stock, $10 par value per
  share;
200,000 shares authorized, issued and
  outstanding                                  2,000        2,000
Additional paid-in capital                    49,000       49,000
Accumulated other comprehensive (loss)
  income:
Net unrealized securities (losses) gains     (14,966)      11,014
-----------------------------------------------------------------
Retained earnings                            243,776      217,452
-----------------------------------------------------------------
Total stockholder's equity                   279,810      279,466
-----------------------------------------------------------------
Total liabilities and stockholder's
  equity                                  $3,304,219   $2,895,226
=================================================================

See accompanying notes.

--------------------------------------------------------------------------------

F-2      IDS LIFE INSURANCE COMPANY OF NEW YORK

IDS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, ($ THOUSANDS)                          1999       1998       1997
 REVENUES:
--------------------------------------------------------------------------------------------
Traditional life, disability income and long-term care
  insurance premiums                                          $ 15,613   $ 13,852   $ 12,376
Policyholder and contractholder charges                         22,502     20,467     18,319
Mortality and expense risk fees                                 17,019     13,980     11,312
Net investment income                                           95,514    100,871    106,274
Net realized gains on investments                                1,386      2,163        547
--------------------------------------------------------------------------------------------
Total revenues                                                 152,034    151,333    148,828
--------------------------------------------------------------------------------------------

 BENEFITS AND EXPENSE:
--------------------------------------------------------------------------------------------
Death and other benefits:
Traditional life, disability income and long-term care
  insurance                                                      5,579      5,553      3,633
Universal life-type insurance and investment contracts           6,313      4,320      3,852
Increase in liabilities for future policy benefits for for
  traditional life, disability income and long-term care
  insurance                                                      6,098      3,662      3,979
Interest credited on universal life-type insurance and
  investment contracts                                          50,767     55,073     62,294
Amortization of deferred policy acquisition costs               15,787     18,362     17,201
Other insurance and operating expenses                           9,925      8,917     10,220
--------------------------------------------------------------------------------------------
Total benefits and expenses                                     94,469     95,887    101,179
--------------------------------------------------------------------------------------------
Income before income taxes                                      57,565     55,446     47,649
Income taxes                                                    19,241     19,098     16,471
--------------------------------------------------------------------------------------------
Net income                                                    $ 38,324   $ 36,348   $ 31,178
============================================================================================

See accompanying notes.

--------------------------------------------------------------------------------

                                      IDS LIFE INSURANCE COMPANY OF NEW YORK F-3

IDS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                            ACCUMULATED
                                                                                               OTHER
                                                        TOTAL                  ADDITIONAL  COMPREHENSIVE
                                                    STOCKHOLDER'S   CAPITAL     PAID-IN    (LOSS) INCOME,   RETAINED
THREE YEARS ENDED DECEMBER 31, 1999 ($ THOUSANDS)      EQUITY        STOCK      CAPITAL      NET OF TAX     EARNINGS
 COMPREHENSIVE INCOME:
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1996                            $ 229,863     $ 2,000     $ 49,000       $  6,937     $171,926
Net income                                               31,178          --           --             --       31,178
Unrealized holding gains arising during the year,
  net of deferred policy acquisition costs of ($1)
  and taxes of ($3,412)                                   6,337          --           --          6,337           --
Reclassification adjustment for gains included in
  net income, net of tax of $54                             (99)         --           --            (99)          --
Other comprehensive income                                6,238          --           --          6,238           --
---------------------------------------------------------------------------------------------------------------------
Comprehensive income                                     37,416                                      --           --
Cash dividends to parent                                (10,000)         --           --             --      (10,000)
---------------------------------------------------------------------------------------------------------------------

 COMPREHENSIVE INCOME:
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1997                              257,279       2,000       49,000         13,175      193,104
Net income                                               36,348          --           --             --       36,348
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of $22
  and taxes of $1,415                                    (2,628)         --           --         (2,628)          --
Reclassification adjustment for losses included in
  net income, net of tax of ($252)                          467          --           --            467           --
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss                                 (2,161)         --           --         (2,161)          --
Comprehensive income                                     34,187                                      --           --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (12,000)         --           --             --      (12,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                              279,466       2,000       49,000         11,014      217,452

 COMPREHENSIVE INCOME:
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                              279,466       2,000       49,000         11,014      217,452
Net income                                               38,324          --           --             --       38,324
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of $737
  and of taxes of $13,537                               (25,140)         --           --        (25,140)          --
Reclassification adjustment for gains included in
  net income, net of tax of $452                           (840)         --           --           (840)          --
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss                                (25,980)         --           --        (25,980)          --
Comprehensive income                                     12,344                                      --           --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (12,000)         --           --             --      (12,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1999                            $ 279,810     $ 2,000     $ 49,000       $(14,966)    $243,776
---------------------------------------------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

F-4      IDS LIFE INSURANCE COMPANY OF NEW YORK

IDS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, ($ THOUSANDS)                          1999        1998        1997
 CASH FLOWS FROM OPERATING ACTIVITIES:
-----------------------------------------------------------------------------------------------
Net income                                                    $  38,324   $  36,348   $  31,178
Adjustments to reconcile net income to net cash provided by
  operating activities:
Policy loans, excluding universal life-type insurance:
Issuance                                                         (3,063)     (3,110)     (3,073)
Repayment                                                         2,826       2,660       1,897
Change in accrued investment income                               1,528         312         863
Change in amounts recoverable from reinsurer                     (2,837)     (1,760)     (1,345)
Change in premiums due                                                5         (12)        (50)
Change in accounts receivable                                       275        (119)        218
Change in other assets                                              319         (47)        (95)
Change in deferred policy acquisition costs, net                 (6,015)     (2,841)     (7,431)
Change in liabilities for future policy benefits for
  traditional life, disability income and long-term care
  insurance                                                       8,368       5,441       5,131
Change in policy claims and other policyholders' funds             (522)       (908)        858
Deferred income tax provision (benefit)                           2,196      (2,369)       (960)
Change in other liabilities                                      (3,513)     (3,986)      3,468
Accretion of discount, net                                       (1,794)       (342)       (352)
Net realized gain on investments                                 (1,386)     (2,163)       (547)
Policyholder and contractholder charges, non-cash                (9,875)     (9,661)     (8,772)
Other, net                                                        1,859         118         715
-----------------------------------------------------------------------------------------------
Net cash provided by operating activities                     $  26,695   $  17,561   $  21,703

 CASH FLOWS FROM INVESTING ACTIVITIES:
-----------------------------------------------------------------------------------------------
Fixed maturities held to maturity:
Maturities, sinking fund payments and calls                   $  37,852   $  46,629   $  36,511
Sales                                                               790      16,173      12,616
Fixed maturities available for sale:
Purchases                                                      (155,690)    (86,072)   (101,818)
Maturities, sinking fund payments and calls                      50,515      96,578      84,229
Sales                                                            89,683      13,180      27,055
Other investments, excluding policy loans:
Purchases                                                        (3,598)     (9,121)    (33,243)
Sales                                                            16,671      21,113      14,233
Change in amounts due from brokers                                   --          --         995
Change in amounts due to brokers                                 (4,507)    (24,547)     26,047
-----------------------------------------------------------------------------------------------
Net cash provided by investing activities                        31,716      73,933      66,625

 CASH FLOWS FROM FINANCING ACTIVITIES:
-----------------------------------------------------------------------------------------------
Activity related to universal life-type insurance and
  investment contracts:
Considerations received                                          68,978      76,009     112,732
Surrenders and death benefits                                  (159,161)   (205,946)   (251,259)
Interest credited to account balances                            50,767      55,073      62,294
Universal life-type insurance policy loans:
Issuance                                                         (5,057)     (5,222)     (4,848)
Repayment                                                         3,186       3,599       2,753
Cash dividend to parent                                         (12,000)    (12,000)    (10,000)
-----------------------------------------------------------------------------------------------
Net cash used in financing activities                           (53,287)    (88,487)    (88,328)
-----------------------------------------------------------------------------------------------
Net increase in cash and cash equivalents                         5,124       3,007          --
Cash and cash equivalents at beginning of year                    3,007          --          --
-----------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                      $   8,131   $   3,007   $      --
-----------------------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

                                      IDS LIFE INSURANCE COMPANY OF NEW YORK F-5

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

BASIS OF PRESENTATION
The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 11.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred policy acquisition costs and deferred income taxes.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral

--------------------------------------------------------------------------------

F-6      IDS LIFE INSURANCE COMPANY OF NEW YORK
values, and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31 is summarized as follows:

                                      1999     1998     1997
--------------------------------------------------------------
Cash paid during the year for:
Income taxes                         $20,670  $22,470  $17,811
Interest on borrowings                   124    1,600    1,026

RECOGNITION OF PROFITS ON ANNUITY CONTRACTS AND INSURANCE POLICIES
Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

The retrospective deposit method is used in accounting for universal life-type insurance. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense fees are received from the variable annuity and variable life insurance separate accounts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities

--------------------------------------------------------------------------------

                                      IDS LIFE INSURANCE COMPANY OF NEW YORK F-7
and installment annuities are amortized primarily using the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Net unlocking adjustments in 1999, 1998 and 1997 were not significant.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 4 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

REINSURANCE
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all disability income and waiver of premium risk. Beginning in 2000, the Company will retain all accidental death benefit risk.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American

--------------------------------------------------------------------------------

F-8      IDS LIFE INSURANCE COMPANY OF NEW YORK

Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1999 and 1998 are $366, and $3,647, respectively, payable to IDS Life for federal income taxes.

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

ACCOUNTING CHANGES
American Institute of Certified Public Accountants (AICPA) Statement of Position
(SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use" became effective January 1, 1999. The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and capitalized by AEFC. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

Effective January 1, 1999, the Company adopted AICPA SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company had historically carried a balance in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP did not have a material impact on the Company's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial effect of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York Insurance Department. Currently, "prescribed" statutory practices are interspersed throughout state insurance laws and regulations, the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted"

--------------------------------------------------------------------------------

                                      IDS LIFE INSURANCE COMPANY OF NEW YORK F-9
statutory accounting practices encompass all accounting practices that are not prescribed: such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

In 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. New York has not yet made a decision regarding whether or not it will accept Codification. While management has not yet determined the impact of Codification to the Company's statutory-basis financial statements, it does not believe the impact will be material.

RECLASSIFICATIONS
Certain 1998 and 1997 amounts have been reclassified to conform to the 1999 presentation.

2. INVESTMENTS

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                     GROSS       GROSS
                                    AMORTIZED      UNREALIZED  UNREALIZED      FAIR
HELD TO MATURITY                      COST           GAINS       LOSSES        VALUE
----------------------------------------------------------------------------------------
U.S. Government agency
  obligations                       $  2,490        $    20     $   150      $  2,360
Corporate bonds and
  obligations                        384,241          6,066       7,058       383,249
Mortgage-backed securities            47,612            103       1,320        46,395
----------------------------------------------------------------------------------------
                                    $434,343        $ 6,189     $ 8,528      $432,004
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                                             GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
AVAILABLE FOR SALE                COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------
State and municipal
  obligations                   $    104    $     6     $    --    $    110
Corporate bonds and
  obligations                    374,846      2,324      20,325     356,845
Mortgage-backed securities       204,064        580       6,025     198,619
----------------------------------------------------------------------------
                                $579,014    $ 2,910     $26,350    $555,574
----------------------------------------------------------------------------
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

F-10      IDS LIFE INSURANCE COMPANY OF NEW YORK

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:

                                             GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
HELD TO MATURITY                  COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------
U.S. Government agency
  obligations                   $  2,871    $   159     $    --    $  3,030
Corporate bonds and
  obligations                    417,648     29,795         474     446,969
Mortgage-backed securities        53,073        844           7      53,910
----------------------------------------------------------------------------
                                $473,592    $30,798     $   481    $503,909
----------------------------------------------------------------------------
----------------------------------------------------------------------------

                                             GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
AVAILABLE FOR SALE                COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------
State and municipal
  obligations                   $    105    $     9     $    --    $    114
Corporate bonds and
  obligations                    336,985     15,939       6,296     346,628
Mortgage-backed securities       224,235      7,614          --     231,849
----------------------------------------------------------------------------
                                $561,325    $23,562     $ 6,296    $578,591
----------------------------------------------------------------------------
----------------------------------------------------------------------------

The amortized cost and fair value of investments in fixed maturities at December 31, 1999 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                 AMORTIZED    FAIR
HELD TO MATURITY                                   COST      VALUE
--------------------------------------------------------------------
Due in one year or less                          $ 14,966   $ 15,118
Due from one to five years                        213,933    214,972
Due from five to ten years                        111,707    111,314
Due in more than ten years                         46,125     44,205
Mortgage-backed securities                         47,612     46,395
--------------------------------------------------------------------
                                                 $434,343   $432,004
--------------------------------------------------------------------
--------------------------------------------------------------------

                                                 AMORTIZED    FAIR
AVAILABLE FOR SALE                                 COST      VALUE
--------------------------------------------------------------------
Due in one year or less                          $ 14,422   $ 14,657
Due from one to five years                         37,204     37,477
Due from five to ten years                        214,169    203,150
Due in more than ten years                        109,155    101,671
Mortgage-backed securities                        204,064    198,619
--------------------------------------------------------------------
                                                 $579,014   $555,574
--------------------------------------------------------------------
--------------------------------------------------------------------

During the years ended December 31, 1999, 1998 and 1997, fixed maturities classified as held to maturity were sold with amortized cost of $790, $16,175 and $12,737, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

Fixed maturities available for sale were sold during 1999 with proceeds of $89,683 and gross realized gains and losses of $1,917 and $625, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $13,180 and gross realized gains and

--------------------------------------------------------------------------------

                                     IDS LIFE INSURANCE COMPANY OF NEW YORK F-11
losses of $1,159 and $440, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $27,055 and gross realized gains and losses of $461 and $309, respectively.

At December 31, 1999, bonds carried at $254 were on deposit with the state of New York as required by law.

At December 31, 1999, investments in fixed maturities comprised 85 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $147 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                       1999        1998
----------------------------------------------------------------
Aaa/AAA                                   $  250,577  $  280,669
Aa/AA                                         12,992      15,815
Aa/A                                          25,489      16,327
A/A                                          150,187     151,838
A/BBB                                         68,417      68,640
Baa/BBB                                      354,331     366,776
Baa/BB                                        23,562      39,666
Below investment grade                       127,802      95,186
----------------------------------------------------------------
                                          $1,013,357  $1,034,917
----------------------------------------------------------------
----------------------------------------------------------------

At December 31, 1999, 94 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 1999, approximately 13 percent of the Company's investments were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                   DECEMBER 31, 1999        DECEMBER 31, 1998
                                ON BALANCE  COMMITMENTS  ON BALANCE  COMMITMENTS
REGION                            SHEET     TO PURCHASE    SHEET     TO PURCHASE
--------------------------------------------------------------------------------
West North Central               $ 22,686      $ --       $ 24,725      $ --
East North Central                 25,195        --         29,134        59
South Atlantic                     31,748        --         34,175       598
Middle Atlantic                    17,672        --         18,350        --
Pacific                             6,751        --          9,706        --
Mountain                           35,608        --         36,636        --
New England                         8,209        --          7,851        --
East South Central                  7,394        --          7,521        --
West South Central                      0        --            237        --
--------------------------------------------------------------------------------
                                  155,262        --        168,335       657
Less allowance for losses           1,200        --          1,500        --
--------------------------------------------------------------------------------
                                 $154,062      $ --       $166,835      $657
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

F-12      IDS LIFE INSURANCE COMPANY OF NEW YORK

                                   DECEMBER 31, 1999        DECEMBER 31, 1998
                                ON BALANCE  COMMITMENTS  ON BALANCE  COMMITMENTS
PROPERTY TYPE                     SHEET     TO PURCHASE    SHEET     TO PURCHASE
--------------------------------------------------------------------------------
Apartments                       $ 54,118      $ --       $ 59,019      $ --
Department/retail stores           49,810        --         54,018       624
Office buildings                   22,090        --         23,902        --
Industrial buildings               16,938        --         18,590        33
Nursing/retirement                  5,058        --          5,153        --
Medical buildings                   7,248        --          7,416        --
Hotels/motels                          --        --            237        --
--------------------------------------------------------------------------------
                                  155,262        --        168,335       657
Less allowance for losses           1,200        --          1,500        --
--------------------------------------------------------------------------------
                                 $154,062      $ --       $166,835      $657
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 1999 and 1998, the Company's recorded investment in impaired loans was $nil and $1,268, with allowances of $nil and $300, respectively. During 1999 and 1998, the average recorded investment in impaired loans was $nil and $1,282, respectively.

The Company recognized $2, $123 and $126 of interest income related to impaired loans for the years ended December 31, 1999, 1998 and 1997, respectively.

The following table presents changes in the allowance for investment losses related to all loans:

                                      1999    1998    1997
-----------------------------------------------------------
Balance, January 1                   $1,500  $1,500  $1,300
Provision (reduction) for
  investment losses                    (300)     --     200
-----------------------------------------------------------
Balance, December 31                 $1,200  $1,500  $1,500
-----------------------------------------------------------
-----------------------------------------------------------

Net investment income for the years ended December 31 is summarized as follows:

                                      1999      1998      1997
----------------------------------------------------------------
Interest on fixed maturities         $78,342  $ 85,164  $ 92,007
Interest on mortgage loans            12,895    14,599    14,228
Other investment income                4,764     3,365     1,715
Interest on cash equivalents             350        64        91
----------------------------------------------------------------
                                      96,351   103,192   108,041
Less investment expenses                 837     2,321     1,767
----------------------------------------------------------------
                                     $95,514  $100,871  $106,274
----------------------------------------------------------------
----------------------------------------------------------------

--------------------------------------------------------------------------------

                                     IDS LIFE INSURANCE COMPANY OF NEW YORK F-13

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                      1999    1998    1997
-----------------------------------------------------------
Fixed maturities                     $1,086  $2,018  $  844
Mortgage loans                          300      --    (200)
Other investments                        --     145     (97)
-----------------------------------------------------------
                                     $1,386  $2,163  $  547
-----------------------------------------------------------
-----------------------------------------------------------

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                       1999     1998     1997
--------------------------------------------------------------
Fixed maturities available for sale  $(40,706) $(3,347) $9,599

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ending December 31 consists of the following:

                                      1999     1998     1997
--------------------------------------------------------------
Federal income taxes:
Current                              $16,426  $20,192  $16,371
Deferred                               2,196   (2,369)    (960)
--------------------------------------------------------------
                                      18,622   17,823   15,411
State income taxes-current               619    1,275    1,060
--------------------------------------------------------------
Income tax expense                   $19,241  $19,098  $16,471
--------------------------------------------------------------
--------------------------------------------------------------

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                 1999              1998              1997
                           PROVISION  RATE   PROVISION  RATE   PROVISION  RATE
-------------------------------------------------------------------------------
Federal income taxes
  based on the statutory
  rate                      $20,148   35.0%   $19,406   35.0%   $16,677   35.0%
Increases (decreases) are
  attributable to:
Tax-excluded interest and
  dividend income              (509)  (0.9)      (660)  (1.2)      (569)  (1.2)
State tax, net of federal
  benefit                       402    0.7        829    1.5        689    1.4
Other, net                     (800)  (1.4)      (477)  (0.9)      (326)  (0.6)
-------------------------------------------------------------------------------
Total income taxes          $19,241   33.4%   $19,098   34.4%   $16,471   34.6%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 1999, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

--------------------------------------------------------------------------------

F-14      IDS LIFE INSURANCE COMPANY OF NEW YORK

Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                           1999     1998
----------------------------------------------------------
Deferred income tax assets:
Policy reserves                           $28,245  $29,318
Investments                                 6,980       --
Other                                       6,690    6,502
----------------------------------------------------------
Total deferred income tax assets           41,915   35,820
----------------------------------------------------------
----------------------------------------------------------
Deferred income tax liabilities:
Deferred policy acquisition costs          38,033   36,673
Investments                                    --    7,059
----------------------------------------------------------
Total deferred income tax liabilities      38,033   43,732
----------------------------------------------------------
Net deferred income tax assets
  (liabilities)                           $ 3,882  ($7,912)
----------------------------------------------------------
----------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $155,952 and $132,702 as of December 31, 1999 and 1998, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 11 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

BENEFIT PLANS

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $27, $37 and $39 in 1999, 1998 and 1997, respectively.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 1999, 1998 and 1997, which are calculated on the basis of commission earnings of the individual financial advisors, were $1,446, $1,480 and $1,965, respectively. Such costs are included in deferred policy acquisition costs.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1999, 1998 and 1997 were $218, $252 and $312, respectively.

--------------------------------------------------------------------------------

                                     IDS LIFE INSURANCE COMPANY OF NEW YORK F-15

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 1999, 1998 and 1997 were $nil.

6. INCENTIVE PLAN AND RELATED PARTY OPERATING EXPENSES

The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 1999, 1998 and 1997 were $96, $140 and $1,490, respectively. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $13,042, $9,403 and $11,589 for 1999, 1998 and 1997, respectively. Certain of these costs are included in deferred policy acquisition costs.

7. COMMITMENTS AND CONTINGENCIES

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits. The Company had been named as a co-defendant in one of these lawsuits. It is expected the settlement will provide $215 million of benefits to more than 2 million participants. The agreement in principle to settle also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies including a definitive agreement and court approval. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results from operations.

At December 31, 1999 and 1998, traditional life insurance and universal life-type insurance in force aggregated $5,448,451 and $4,941,727 respectively, of which $272,276 and $248,280 were reinsured at the respective year ends.

In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $150, $134 and $115 for the years ended December 31, 1999, 1998 and 1997, respectively. Claim recoveries under the terms of this reinsurance agreement were $nil, $nil and $963 in 1999, 1998 and 1997, respectively.

Premiums ceded to reinsurers other than IDS Life amounted to $2,873, $2,178 and $1,583 for the years ended December 31, 1999, 1998 and 1997, respectively. Claim recoveries from reinsurers other than IDS Life amounted to $473, $228 and $1,366 for the years ended December 31, 1999, 1998 and 1997, respectively.

Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $237,038 and $267,806 at December 31, 1999 and 1998, respectively. The accompanying statement of income includes premiums of $nil for the years ended December 31, 1999, 1998 and 1997, and decreases in liabilities for future policy benefits of $1,277, $1,742 and $1,889 related to this agreement for the years ended December 31, 1999, 1998 and 1997, respectively.

--------------------------------------------------------------------------------

F-16      IDS LIFE INSURANCE COMPANY OF NEW YORK

8. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $25,000. The interest rate for any borrowing is established by reference to various indicies plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 1999 or 1998.

9. DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. The Company's counterpart is rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

The Company's holdings of derivative financial instruments are as follows:

                                           NOTIONAL    CARRYING      FAIR     TOTAL CREDIT
DECEMBER 31, 1999                           AMOUNT      AMOUNT      VALUE       EXPOSURE
------------------------------------------------------------------------------------------
Assets:
  Interest rate caps                       $200,000      $ --        $ --         $ --
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

DECEMBER 31, 1998
------------------------------------------------------------------------------------------
Assets:
  Interest rate caps                       $200,000      $566        $ 2          $ 2
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps expire in the year 2000.

Interest rate caps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

--------------------------------------------------------------------------------

                                     IDS LIFE INSURANCE COMPANY OF NEW YORK F-17

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                         1999                    1998
                                 CARRYING      FAIR      CARRYING      FAIR
FINANCIAL ASSETS                  AMOUNT      VALUE       AMOUNT      VALUE
------------------------------------------------------------------------------
Investments:
  Fixed maturities (Note 2):
    Held to maturity            $  434,343  $  432,004  $  473,592  $  503,909
    Available for sale             555,574     555,574     578,591     578,591
  Mortgage loans on real
    estate (Note 2)                154,062     152,942     166,835     178,559
  Other:
    Derivative financial
      instruments (Note 9)              --          --         566           2
    Separate accounts assets
      (Note 1)                   1,957,703   1,957,703   1,491,679   1,491,679

                                         1999                    1998
                                 CARRYING      FAIR      CARRYING      FAIR
FINANCIAL LIABILITIES             AMOUNT      VALUE       AMOUNT      VALUE
------------------------------------------------------------------------------
Future policy benefits for
  fixed annuities               $  732,752  $  715,213  $  788,780  $  765,430
Separate account liabilities     1,722,028   1,668,067   1,355,430   1,302,422

At December 31, 1999 and 1998, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $83,646 and $81,358, respectively, and policy loans of $5,594 and $5,369, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1999 and 1998. The fair value of deferred annuities is estimated as the carrying amount less any surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1999 and 1998.

At December 31, 1999 and 1998, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $235,675 and $136,249, respectively.

--------------------------------------------------------------------------------

F-18      IDS LIFE INSURANCE COMPANY OF NEW YORK

11. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                       1999      1998      1997
-----------------------------------------------------------------
Net income, per accompanying
  financial statements               $ 38,324  $ 36,348  $ 31,178
Deferred policy acquisition costs      (6,015)   (2,841)   (7,432)
Adjustments of future policy
  benefit liabilities                  (4,615)   (6,199)   (4,928)
Deferred income tax benefit             2,196    (2,369)     (960)
Provision for losses on investments      (161)      862       296
IMR gain/loss transfer and
  amortization                           (154)   (1,451)     (119)
Adjustment to separate account
  reserves                              5,498     2,767    10,267
Other, net                                766      (350)      430
-----------------------------------------------------------------
Net income, on basis of statutory
  accounting practices               $ 35,839  $ 26,767  $ 28,732
-----------------------------------------------------------------
-----------------------------------------------------------------
Stockholder's equity, per
  accompanying financial statements  $279,810  $279,466  $257,279
Deferred policy acquisition costs    (136,229) (129,477) (126,614)
Adjustments of future policy
  benefit liabilities                   2,845     4,697     9,452
Deferred income taxes                  (3,881)    7,912    11,445
Asset valuation reserve               (16,164)  (15,516)  (16,698)
Adjustments of separate account
  liabilities                          61,721    56,223    53,456
Adjustments of investments to
  amortized cost                       23,440   (17,266)  (20,613)
Premiums due, deferred and advance      1,485     1,381     1,237
Deferred revenue liability              3,021     2,482     1,941
Allowance for losses                    1,200     1,500     1,645
Non-admitted assets                      (421)     (450)     (552)
Interest maintenance reserve           (3,155)   (3,001)   (1,551)
Other, net                             (5,416)   (2,915)   (1,463)
-----------------------------------------------------------------
Stockholder's equity, on basis of
  statutory accounting practices     $208,256  $185,036  $168,963
-----------------------------------------------------------------
-----------------------------------------------------------------

12. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of December 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of December 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on the Company's operations.

--------------------------------------------------------------------------------

                                     IDS LIFE INSURANCE COMPANY OF NEW YORK F-19

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At December 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since January 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on the Company's business, results of operations, or financial condition as a result of the Year 2000 issue.

--------------------------------------------------------------------------------

F-20      IDS LIFE INSURANCE COMPANY OF NEW YORK